Share Capital (Tables)	12 Months Ended
Apr. 30, 2023
Disclosure of classes of share capital [abstract]
Summary of Stock Option Awards

The following table summarizes stock option awards during the years ended April 30, 2023 and 2022, including the fair value determined using the Black-Scholes option pricing model:

Grant date	Stock options granted	Exercisable price/option $	Awarded to	Share price on grant date $	Dividend yield	Expected volatility	Risk-free rate	Expected life	Fair value
May 9, 2021(3)	10,000	7.72(7)	Strategic Board Members	9.42	0%	78%	0.70%	5.0 years	$0.06 million
June 13, 2021(4)	43,750	7.14(7)	Consultant	8.63	0%	78%	0.71%	3.0 years	$0.2 million
August 7, 2021(2)	45,000	9.19	Employees	9.19	0%	79%	0.80%	5.0 years	$0.3 million
January 2, 2022(1)	28,250	6.89	Directors	6.89	0%	77%	1.18%	4.0 years	$0.1 million
January 7, 2022(2)	225,000	7.94	Officers and employees	7.94	0%	77%	1.42%	5.0 years	$1.1 million
January 7, 2022(2)	113,000	7.94	Employees	7.94	0%	77%	1.42%	4.7 years	$0.5 million
January 13, 2022(5)	15,000	8.30	Officer	8.30	0%	77%	1.43%	1.0 years	$0.04 million
January 13, 2022(2)	24,000	8.30	Employees	8.30	0%	77%	1.43%	4.7 years	$0.1 million
March 11, 2022(6)	25,000	6.35	Consultant	4.67	0%	76%	1.77%	2.0 years	$0.03 million
May 15, 2022(2)	80,000	5.79	Employees	3.79	0%	77%	2.73%	5.0 years	$0.3 million
February 19, 2023(1)	29,060	4.10(7)	Directors	4.10(7)	0%	77%	3.57%	4.0 years	$0.1 million
February 19, 2023(2)	609,452	4.10(7)	Officers and employees	4.10(7)	0%	77%	3.57%	5.0 years	$2.2 million

(1)
Vesting conditions are as follows: one-quarter 3 months after grant date; one-quarter 6 months after grant date; one-quarter 9 months after grant date; and one-quarter 12 months after grant date.
(2)
Vesting conditions are as follows: one-third 6 months after grant date; one-third 12 months after grant date; and one-third 18 months after grant date.
(3)
Vesting conditions are as follows: one-third one year after grant date; one-third two years after grand date; and one-third three years after grant date.
(4)
The option vested immediately.
(5)
Vesting conditions are as follows: one-third 2 months after grant date; one-third 4 months after grant date; and one-third 6 months after grant date.
(6)
Vesting conditions are as follows: one-half 3 months after grant date; one-half 6 months after grant date.
(7)
Priced in US dollars

Summary of Changes in Stock Option

The changes in the stock options for the years ended April 30, 2023 and 2022 are as follows:

	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2021 (outstanding)	1,358,900	7.93	3.11
Granted	529,000	7.98	—
Exercised	(188,000)	3.26	—
Expired	(60,250)	10.75	—
Forfeited	(15,500)	20.30	—
Balance, April 30, 2022 (outstanding)	1,624,150	8.29	2.88
Granted	718,512	5.58	—
Exercised	(318,725)	3.27	—
Expired	(115,174)	9.35	—
Forfeited	(24,335)	9.45	—
Balance, April 30, 2023 (outstanding)	1,884,428	8.03	3.27
Unvested	(813,845)	5.95	4.55
Exercisable, April 30, 2023	1,070,583	9.61	2.30

Summary of Options Outstanding

Details of the options outstanding as at April 30, 2023 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Exercisable
September 24, 2023	4.75	0.40	19,000	-	19,000
November 7, 2023	4.10	0.52	20,000	-	20,000
December 31, 2023	5.00	0.67	180,000	-	180,000
January 11, 2024	5.00	0.70	60,000	-	60,000
September 1, 2025	8.50	2.34	250,000	-	250,000
January 6, 2026	20.30	2.69	210,000	-	210,000
May 9, 2026(1)	10.46	3.03	10,000	6,667	3,333
January 2, 2026	6.89	2.68	28,250	-	28,250
January 7, 2027	7.94	3.69	332,666	110,000	222,666
January 7, 2027	8.30	3.71	31,000	5,333	25,667
February 22, 2024	6.35	0.82	25,000	-	25,000
May 15, 2027	5.79	4.04	80,000	53,333	26,667
February 19, 2027(2)	5.55	3.81	29,060	29,060	-
February 19, 2028(2)	5.55	4.81	609,452	609,452	-
	8.03	3.27	1,884,428	813,845	1,070,583
(1)
Exercise price of US $7.72. The figure in the table above is translated at the April 30, 2023 rate.
(2)
Exercise price of US $4.10. The figure in the table above is translated at the April 30, 2023 rate.

Summary of Changes in Warrants

The changes in the warrants for the years ended April 30, 2023 and 2022 are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2021	878,300	3.50	0.90
Exercised	(878,300)	3.50	—
Balance, April 30, 2023 and 2022	—	—	—

Summary of Changes in Finder's Warrants

The changes in the finder’s warrants for the years ended April 30, 2023 and 2022 are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2021	176,888	16.12	3.75
Exercised	(46,777)	3.50	—
Balance, April 30, 2022	130,111	21.59	3.77
Exercised	—	—	—
Balance, April 30, 2023	130,111	22.77	2.77

Details of Finder's Warrants Outstanding

Details of the finder’s warrants outstanding as at April 30, 2023 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
February 3, 2026(1)	22.77	2.77	130,111
(1)
Exercise price of US $16.81. The figure in the table above is translated at the April 30, 2023 rate.